SCHEDULE OF FAIR VALUE ON FINANCIAL LIABILITIES (Details) - USD ($)	Oct. 31, 2023	Oct. 31, 2022
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Financial liabilities, fair values	$ 893,263
2023 Series Convertible Notes Payable [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Financial liabilities, fair values	63,969
Two Thousand Twenty Three Series B Convertible Notes Payable [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Financial liabilities, fair values	$ 829,294